52836 5/99
Prospectus Supplement
dated May 18, 1999 to:

Putnam American Government Income Fund (the "fund") Prospectus dated January 30, 1999

The "Average Annual Total Returns" table on page 4 of the prospectus is replaced with the following:

Average Annual Total Returns (for periods ending 12/31/98)

                           Past          Past          Past
                           1 year        5 years       10 years

Class A                    3.37%         5.82%          7.12%
Class B                    2.68%         5.70%          6.77%
Class M                    4.79%         5.94%          7.00%
Lehman Brothers
Intermediate Treasury
Bond Index                 8.62%         6.45%          8.34%